TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2022
TRADE RECEIVABLES, NET
TRADE RECEIVABLES, NET

NOTE 7: — TRADE RECEIVABLES, NET

a.Trade receivables, net:

	December 31,
	2022	2021
Open accounts	$2,025	$1,762
Less - allowance for doubtful accounts	(89)	(95)
Trade receivables, net	$1,936	$1,667

b.Movement in allowance for doubtful accounts:

Balance as of January 1, 2021	$107
Provision for the year	133
Derecognition of bad debts	(64)
Reversal in respect of collected doubtful accounts	(78)
Currency revaluations	(3)
Balance as of December 31, 2021	95
Provision for the year	252
Derecognition of bad debts	(248)
Reversal in respect of collected doubtful accounts	(25)
Initially consolidated subsidiary	15
Balance as of December 31, 2022	$89

c.Following is information about the credit risk exposure of the Company’s trade receivables:

December 31, 2022:

		Past due trade receivables
	Not	<30	31 – 60	61 – 90	91 – 120	>120
	past due	days	days	days	days	days	Total

	$in thousands

Gross carrying amount	$1,130	$533	$120	$27	$71	$144	$2,025
Allowance for doubtful accounts	$6	$8	$18	$11	$6	$40	$89

December 31, 2021:

		Past due trade receivables
	Not	<30	31 – 60	61 – 90	91 – 120	>120
	past due	Days	days	days	days	days	Total

	$in thousands

Gross carrying amount	$729	$650	$146	$77	$93	$67	$1,762
Allowance for doubtful accounts	$—	$1	$7	$8	$15	$64	$95